Loans Due From Third Parties	12 Months Ended
Dec. 31, 2020
Loan Due From Third Parties [Abstract]
LOANS DUE FROM THIRD PARTIES
11.	LOANS DUE FROM THIRD PARTIES

	December 31, 2020	December 31, 2019
Loans due from third parties (1)	$17,698,084	$5,952,223
Loans from direct loan customers (2)	-	4,870,838
Less: allowance for credit losses	(27,432)	(4,870,838)
	$17,670,652	$5,952,223

(1)	As of December 31, 2019, the balance of loans due from third parties was mainly comprised of loans of $3,157,292 and $2,776,982 due from two third parties, and a non-interest bearing loan of $17,949 due from one third party. The two loans are due on December 31, 2020 and September 24, 2020, respectively. Both loans were fully pledged with the customer’s outstanding trade receivable and charges an interest rate of 8% from customers.

As of December 31, 2019, the Company recorded an interest receivable of $1,111,322 in the account of “other current assets”.

As of December 31, 2020, the balance of loans due from third parties was comprised of loans of $11,384,625, $3,306,744, $2,354,965, $417,742 and $153,019 due from five third parties, and a non-interest bearing loan of $53,557 due from a third party. These five interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11,384,625, $3,306,744, $2,354,965, and $153,019 are pledged either with real estate assets or customer’s trade receivables.

(2)	All loans from direct loan customers are short-term loans that the Company has made to both business and individual customers. As of December 31, 2019 and 2018, the Company had four business loan customers, and two personal loan customers, respectively. All loans are guaranteed by third parties. Allowance for doubtful accounts is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the years ended December 31, 2019 and 2018, a net provision of $2,244,601 and $2,176,216 were charged against the consolidated statements of operations and comprehensive income (loss), respectively. For the years ended December 31, 2019 and 2018, the Company did not charge write-offs against provisions.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of December 31, 2019, loan balance of $71,757 aged between 180 ~ 365 days, and balance of $4,799,081 aged over one year.

Movement of allowance for credit losses was as follows:

	December 31,	December 31,
	2020	2019
Balance at beginning of the year	$4,870,838	$2,680,077
Reduction due to deconsolidation	(4,870,838)	-
Provisions	27,432	2,244,601
Reversals	-	-
Foreign exchange (gain) loss	-	(53,840)
Balance at end of the year	$27,432	$4,870,838